Summary of Significant Accounting Policies - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Segment Reporting_Unit	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Foreign currency translation adjustment, net of income taxes	$ 922,000	$ (477,000)	$ (1,048,000)	$ (397,000)
Number of operating segments | Segment	3
Number of reportable segments | Segment	2
Number of reporting units | Reporting_Unit	4
Goodwill, impairment loss	$ 0		0	0
Impairment of long-lived assets held-for-use	100,000	$ 300,000	300,000	0
Chargeback provision	$ 2,600,000
Revenue recognition cash discount percentage	2.00%
Deferred offering costs	$ 0		1,800,000	$ 0
Restricted net assets of the company's consolidated subsidiaries	$ 12,700,000		$ 15,700,000